Stock Based Compensation - Schedule of Stock Options Activity (Details) - Stock Options [Member] - Previously Reported [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Stock Based Compensation - Schedule of Stock Options Activity (Details) [Line Items]
Number of Options, Outstanding Beginning	104,823
Weighted Average Exercise Price, Outstanding Beginning (in Dollars per share) | $ / shares	$ 27.61
Number of Options, Granted	0
Weighted Average Exercise Price, Granted (in Dollars per share) | $ / shares	$ 0
Number of Options, Exercised	(100,000)
Number of Options, Outstanding Ending	4,823
Weighted Average Exercise Price, Outstanding Ending (in Dollars per share) | $ / shares	$ 550.6
Number of Options, Options Exercisable	4,823
Weighted Average Exercise Price, Options Exercisable (in Dollars per share) | $ / shares	$ 550.6
Number of Options, options expected to vest	0
Weighted Average Exercise Price Options, options expected to vest (in Dollars per share) | $ / shares	$ 0